INVESCO EXCHANGE-TRADED FUND TRUST ii
SUPPLEMENT DATED July 1, 2024 TO THE PROSPECTUSES
DATED december 20, 2023 OF:
Invesco S&P 500 QVM Multi-factor ETF (QVML)
Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)
Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)
(each, a “Fund”)
Each Fund’s classification has changed from “non-diversified” to “diversified,” and therefore each Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940. Effective immediately, all references in each Fund’s Summary Prospectus and Statutory Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety.
Please Retain This Supplement For Future Reference.
P-QVM-PRO-SUP 070124